CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS (Details) - WILSON-DAVIS & CO., INC - USD ($)	Dec. 31, 2023	Dec. 29, 2023	Jul. 03, 2023	Jun. 30, 2023
Customers' transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		$ 20,309,118		$ 27,111,239
Cash on deposit in the reserve account		20,600,000		26,764,260
Cash on deposit in the reserve account less than the amount required				346,979
Amount deposited to reserve account in accordance with the rule			$ 701,893
Cash on deposit in the reserve account in excess of the amount required		$ 290,882	$ 354,914
Broker-dealer transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve	$ 100,000			100,000
Cash on deposit in the reserve account	200,000			200,000
Cash on deposit in the reserve account in excess of the amount required	$ 100,000			$ 100,000